INVESTMENT SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
US Government Agencies Debt Securities [Member]
Securities available for sale:
Less Than 12 Months Fair value	$ 11,908	$ 5,959
Less than 12 Months Unrealized losses	(239)	45
12 Months or More Fair value	3,611	0
12 Months or More Unrealized losses	(389)	0
Total Fair value	15,519	5,959
Total Unrealized losses	(628)	45
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Securities available for sale:
Less Than 12 Months Fair value	21,762	10,286
Less than 12 Months Unrealized losses	(312)	29
12 Months or More Fair value	1,777	0
12 Months or More Unrealized losses	(90)	0
Total Fair value	23,539	10,286
Total Unrealized losses	(402)	29
Municipal Bonds [Member]
Securities available for sale:
Less Than 12 Months Fair value	2,719	677
Less than 12 Months Unrealized losses	(143)	1
12 Months or More Fair value	0	0
12 Months or More Unrealized losses	0	0
Total Fair value	2,719	677
Total Unrealized losses	(143)	1
Temporarily Impaired Securities [Member]
Securities available for sale:
Less Than 12 Months Fair value	36,389	16,922
Less than 12 Months Unrealized losses	(694)	75
12 Months or More Fair value	5,388	0
12 Months or More Unrealized losses	(479)	0
Total Fair value	41,777	16,922
Total Unrealized losses	$ (1,173)	$ 75